Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Charterer A [Member]
Product Information [Line Items]
Total	27.00%	58.00%	71.00%
Charterer B [Member]
Product Information [Line Items]
Total	17.00%	16.00%
Charterer C [Member]
Product Information [Line Items]
Total	12.00%
Charterers [Member]
Product Information [Line Items]
Total	56.00%	74.00%	71.00%